Operations and Reorganization - Contractual agreements with major VIEs (Details) - VIEs - Exclusive Technology Consulting and Services Agreements - The Company or its relevant subsidiaries	12 Months Ended
Dec. 31, 2019
Contractual agreements with major VIEs
Term of agreement	10 years
Termination notice before the term ends	90 days